Note 20 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative Assets (Liabilities), at Fair Value, Net	$ 14,760	$ 13,258
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward and FX Option, Zero Cost Collar [Member]
Derivative Assets (Liabilities), at Fair Value, Net	1,303	1,369
Fair Value, Inputs, Level 2 [Member] | Note 10.B [Member]
Debt Instrument, Fair Value Disclosure	518,833	528,232
Fair Value, Inputs, Level 2 [Member] | Note 10.A.2 [Member]
Debt Instrument, Fair Value Disclosure	95,687	99,260
Fair Value, Inputs, Level 2 [Member] | Four Leaseback Vessels [Member]
Debt Instrument, Fair Value Disclosure	$ 58,888	$ 74,510